SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO

MARCH 31, 2022 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 96.8%

Communication Services – 4.1%
Entertainment - 1.9%
Chicken Soup for the Soul Entertainment Cl. A [1]	87,816	$701,650
Gaia Cl. A [1]	144,990	713,350
IMAX Corporation [1]	69,500	1,315,635
		2,730,635
Interactive Media & Services - 1.1%
Enthusiast Gaming Holdings [1]	265,100	640,405
QuinStreet [1]	87,600	1,016,160
		1,656,565
Media - 1.1%
Magnite [1]	29,800	393,658
Thryv Holdings [1]	41,000	1,152,920
		1,546,578
Total		5,933,778

Consumer Discretionary – 10.7%
Auto Components - 1.8%
Modine Manufacturing [1]	122,400	1,102,824
Stoneridge [1]	62,800	1,303,728
Unique Fabricating [1]	154,494	293,539
		2,700,091
Hotels, Restaurants & Leisure - 2.1%
Century Casinos [1]	141,300	1,688,535
Lindblad Expeditions Holdings [1]	88,100	1,328,548
		3,017,083
Household Durables - 0.7%
Legacy Housing [1]	50,400	1,081,584
Leisure Products - 0.8%
MasterCraft Boat Holdings [1]	46,417	1,142,322
Specialty Retail - 3.8%
Barnes & Noble Education [1]	133,900	479,362
Chico’s FAS [1]	200,200	960,960
Citi Trends [1]	26,986	826,446
JOANN	40,300	459,823
OneWater Marine Cl. A	23,900	823,355
Shoe Carnival	41,600	1,213,056
Zumiez [1]	22,400	855,904
		5,618,906
Textiles, Apparel & Luxury Goods - 1.5%
Fossil Group [1]	87,200	840,608
Vera Bradley [1]	170,800	1,310,036
		2,150,644
Total		15,710,630

Energy – 2.5%
Energy Equipment & Services - 2.5%
Natural Gas Services Group [1]	132,316	1,575,883
Newpark Resources [1]	360,600	1,319,796
Profire Energy [1]	612,129	795,768
Total		3,691,447

Financials – 14.2%
Banks - 6.4%
Allegiance Bancshares	30,207	1,349,649
BayCom Corporation	70,082	1,525,685
Caribbean Investment Holdings [1,2]	1,751,547	609,743
HarborOne Bancorp	104,791	1,469,170
HBT Financial	80,394	1,461,563
HomeTrust Bancshares	51,400	1,517,842
Investar Holding Corporation	74,410	1,420,487
Midway Investments [1,2]	1,751,577	0
		9,354,139
Capital Markets - 5.0%
B. Riley Financial	21,100	1,476,156
Canaccord Genuity Group	141,982	1,402,614
Silvercrest Asset Management Group Cl. A	75,484	1,543,648
Sprott	32,080	1,608,426
StoneX Group [1]	17,400	1,291,602
		7,322,446
Thrifts & Mortgage Finance - 2.8%
PCSB Financial	71,800	1,372,098
Territorial Bancorp	50,308	1,207,392
Western New England Bancorp	175,148	1,565,823
		4,145,313
Total		20,821,898

Health Care – 11.7%
Biotechnology - 1.8%
CareDx [1]	15,200	562,248
Dynavax Technologies [1]	82,600	895,384
MeiraGTx Holdings [1]	83,100	1,150,935
		2,608,567
Health Care Equipment & Supplies - 6.8%
Apyx Medical [1]	120,700	788,171
Artivion [1]	60,989	1,303,945
AtriCure [1]	17,500	1,149,225
Bioventus Cl. A [1]	122,247	1,723,682
Cutera [1]	26,300	1,814,700
IntriCon Corporation [1]	59	1,408
OrthoPediatrics Corp. [1]	22,100	1,193,179
Profound Medical [1]	83,400	750,510
Surmodics [1]	25,878	1,173,050
		9,897,870
Health Care Providers & Services - 0.6%
Sharps Compliance [1]	163,943	967,264
Life Sciences Tools & Services - 2.5%
Harvard Bioscience [1]	270,668	1,680,848
Inotiv [1,3]	37,169	973,084
NeoGenomics [1]	19,500	236,925
Quanterix Corporation [1]	25,100	732,669
		3,623,526
Total		17,097,227

Industrials – 23.9%
Aerospace & Defense - 2.3%
Astronics Corporation [1]	103,100	1,333,083
Cadre Holdings	56,905	1,397,587
CPI Aerostructures [1]	212,231	626,081
		3,356,751
Building Products - 0.8%
Quanex Building Products	56,400	1,183,836
Commercial Services & Supplies - 2.6%
Acme United	29,379	991,541
Heritage-Crystal Clean [1]	50,334	1,490,390
VSE Corporation	29,000	1,336,610
		3,818,541
Construction & Engineering - 4.7%
Ameresco Cl. A [1]	11,400	906,300
Concrete Pumping Holdings [1]	110,400	739,680
Construction Partners Cl. A [1]	53,400	1,398,012
IES Holdings [1]	22,800	916,560
Northwest Pipe [1]	59,500	1,514,275
NV5 Global [1]	10,700	1,426,310
		6,901,137
Electrical Equipment - 0.5%
American Superconductor [1]	102,700	781,547
Machinery - 5.4%
Alimak Group [4]	80,500	901,677
CIRCOR International [1]	34,100	907,742
Commercial Vehicle Group [1]	42,990	363,265
Graham Corporation [1]	99,120	764,215
Luxfer Holdings	67,700	1,137,360
Porvair [4]	129,000	1,063,181
Shyft Group (The)	36,600	1,321,626
Wabash National	84,100	1,248,044
Westport Fuel Systems [1]	94,500	149,310
		7,856,420
Marine - 1.1%
Clarkson [4]	32,000	1,544,818
Professional Services - 4.6%
CRA International	13,796	1,162,451
Forrester Research [1]	24,500	1,382,290
Heidrick & Struggles International	33,200	1,314,056
Kforce	19,800	1,464,606
Resources Connection	81,454	1,396,122
		6,719,525
Trading Companies & Distributors - 1.9%
Lawson Products [1]	29,187	1,124,867
Transcat [1]	19,845	1,610,223
		2,735,090
Total		34,897,665

Information Technology – 23.8%
Communications Equipment - 3.7%
Clearfield [1]	12,800	834,816
Comtech Telecommunications	44,863	703,900
Digi International [1]	77,800	1,674,256
EMCORE Corporation [1]	188,100	695,970
Genasys [1]	226,100	621,775
Harmonic [1]	90,400	839,816
		5,370,533
Electronic Equipment, Instruments & Components - 5.5%
Arlo Technologies [1]	79,000	699,940
FARO Technologies [1]	18,400	955,328
LightPath Technologies Cl. A [1]	368,300	725,551
Luna Innovations [1]	192,600	1,484,946
nLIGHT [1]	48,000	832,320
PAR Technology [1]	22,800	919,752
PowerFleet [1]	239,500	711,315
VIA optronics ADR [1]	54,388	435,104
Vishay Precision Group [1]	40,200	1,292,430
		8,056,686
IT Services - 1.6%
Cass Information Systems	26,048	961,432
Computer Task Group [1]	134,920	1,318,168
		2,279,600
Semiconductors & Semiconductor Equipment - 10.7%
Aehr Test Systems [1]	78,200	794,512
Amtech Systems [1]	59,987	603,469
Axcelis Technologies [1]	20,000	1,510,600
AXT [1]	189,100	1,327,482
Camtek [1]	39,752	1,210,846
Cohu [1]	39,400	1,166,240
CyberOptics Corporation [1]	32,937	1,336,584
Ichor Holdings [1]	31,600	1,125,592
Nova [1,3]	11,300	1,230,344
NVE Corporation	18,100	985,907
PDF Solutions [1]	45,200	1,259,724
Photronics [1]	95,900	1,627,423
Ultra Clean Holdings [1]	33,600	1,424,304
		15,603,027
Software - 1.1%
Agilysys [1]	28,900	1,152,532
GTY Technology Holdings [1]	155,933	503,664
		1,656,196
Technology Hardware, Storage & Peripherals - 1.2%
AstroNova [1]	90,862	1,378,377
Intevac [1]	73,781	394,728
		1,773,105
Total		34,739,147

Materials – 5.4%
Chemicals - 0.9%
Aspen Aerogels [1]	38,017	1,310,826
Metals & Mining - 4.5%
Altius Minerals	56,500	1,089,190
Ferroglobe [1]	75,900	584,430
Haynes International	38,070	1,621,782
Major Drilling Group International [1]	210,500	2,049,182
Universal Stainless & Alloy Products [1]	140,247	1,217,344
		6,561,928
Total		7,872,754

Real Estate – 0.5%
Real Estate Management & Development - 0.5%
FRP Holdings [1]	12,240	707,472
Total		707,472

TOTAL COMMON STOCKS
(Cost $106,035,089)		141,472,018

REPURCHASE AGREEMENT – 3.2%

Fixed Income Clearing Corporation,

0.00% dated 3/31/22, due 4/1/22,

maturity value $4,727,977 (collateralized

by obligations of various U.S. Government

Agencies, 2.375% due 3/31/29, valued at $4,822,605)

(Cost $4,727,977)		4,727,977

TOTAL INVESTMENTS – 100.0%
(Cost $110,763,066)		146,199,995

LIABILITIES LESS CASH AND OTHER ASSETS – (0.0)%		(55,330)

NET ASSETS – 100.0%		$146,144,665

SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO

MARCH 31, 2022 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 97.1%

Communication Services – 2.1%
Entertainment - 0.7%
SciPlay Corporation Cl. A [1]	147,300	$1,903,116
Media - 1.4%
Entravision Communications Cl. A	317,542	2,035,445
Saga Communications Cl. A	62,692	1,432,512
		3,467,957
Total		5,371,073

Consumer Discretionary – 17.4%
Diversified Consumer Services - 1.6%
Lincoln Educational Services [1]	561,990	4,018,228
Household Durables - 4.7%
La-Z-Boy	133,250	3,513,803
M/I Homes [1]	52,124	2,311,699
Meritage Homes [1]	25,100	1,988,673
PulteGroup	105,650	4,426,735
		12,240,910
Leisure Products - 1.9%
Malibu Boats Cl. A [1]	39,118	2,269,235
MasterCraft Boat Holdings [1]	103,569	2,548,833
		4,818,068
Specialty Retail - 9.2%
Aaron’s Company (The)	231,549	4,649,504
American Eagle Outfitters	199,153	3,345,771
Container Store Group (The) [1]	256,708	2,097,304
Haverty Furniture	113,145	3,102,436
Lazydays Holdings [1]	208,668	4,210,920
OneWater Marine Cl. A	65,633	2,261,057
Shoe Carnival	139,725	4,074,381
		23,741,373
Total		44,818,579

Consumer Staples – 0.7%
Food & Staples Retailing - 0.7%
Village Super Market Cl. A	76,286	1,869,007
Total		1,869,007

Energy – 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Civitas Resources	47,300	2,824,283
Dorchester Minerals L.P.	111,505	2,893,555
Oasis Petroleum	16,395	2,398,588
SilverBow Resources [1]	27,900	892,800
Whiting Petroleum	33,800	2,755,038
Total		11,764,264

Financials – 21.6%
Banks - 8.4%
Ames National	62,737	1,559,642
Bank of Princeton	47,271	1,363,768
Camden National	31,194	1,467,366
Chemung Financial	33,124	1,546,559
Citizens Community Bancorp	112,452	1,699,150
City Holding Company	15,886	1,250,228
CNB Financial	69,552	1,830,609
Financial Institutions	49,863	1,502,372
Landmark Bancorp	45,769	1,205,098
Mid Penn Bancorp	19,660	527,084
MidWestOne Financial Group	38,539	1,275,641
National Bankshares	105,156	3,910,752
Unity Bancorp	94,008	2,630,344
		21,768,613
Capital Markets - 3.8%
Evercore Cl. A	48,100	5,354,492
Houlihan Lokey Cl. A	14,642	1,285,568
Moelis & Company Cl. A	65,001	3,051,797
		9,691,857
Consumer Finance - 0.4%
PROG Holdings [1]	34,230	984,797
Insurance - 6.1%
CNO Financial Group	192,400	4,827,316
Employers Holdings	92,377	3,789,305
Heritage Insurance Holdings	108,393	773,926
James River Group Holdings	118,684	2,936,242
Tiptree	264,844	3,403,245
		15,730,034
Thrifts & Mortgage Finance - 2.9%
Southern Missouri Bancorp	4,912	245,354
Timberland Bancorp	111,870	3,021,609
TrustCo Bank Corp NY	87,677	2,799,527
Western New England Bancorp	153,242	1,369,983
		7,436,473
Total		55,611,774

Health Care – 8.3%
Biotechnology - 4.1%
Catalyst Pharmaceuticals [1]	658,294	5,457,257
Ironwood Pharmaceuticals Cl. A [1]	292,411	3,678,531
Vanda Pharmaceuticals [1]	124,977	1,413,490
		10,549,278
Health Care Providers & Services - 2.3%
Cross Country Healthcare [1]	85,348	1,849,491
Ensign Group (The)	3,987	358,870
Molina Healthcare [1]	11,400	3,802,926
		6,011,287
Pharmaceuticals - 1.9%
Collegium Pharmaceutical [1]	129,430	2,635,195
SIGA Technologies [1]	300,306	2,129,169
		4,764,364
Total		21,324,929

Industrials – 18.8%
Aerospace & Defense - 1.2%
Vectrus [1]	84,463	3,028,843
Building Products - 2.4%
Builders FirstSource [1]	19,130	1,234,650
Quanex Building Products	127,223	2,670,411
UFP Industries	28,800	2,222,208
		6,127,269
Construction & Engineering - 3.6%
Northwest Pipe [1]	58,007	1,476,278
Primoris Services	142,890	3,403,640
Sterling Construction [1]	161,149	4,318,793
		9,198,711
Machinery - 1.0%
Miller Industries	93,724	2,639,268
Professional Services - 5.5%
Barrett Business Services	26,148	2,025,685
Heidrick & Struggles International	90,769	3,592,637
Kforce	9,914	733,339
Korn Ferry	42,435	2,755,729
Mastech Digital [1]	52,571	972,038
Resources Connection	240,802	4,127,346
		14,206,774
Road & Rail - 5.1%
ArcBest	59,949	4,825,895
Heartland Express	91,911	1,293,188
Schneider National Cl. B	194,600	4,962,300
Werner Enterprises	53,750	2,203,750
		13,285,133
Total		48,485,998

Information Technology – 22.7%
Communications Equipment - 1.1%
Aviat Networks [1]	90,214	2,775,885
Electronic Equipment, Instruments & Components - 14.2%
ePlus [1]	68,388	3,833,831
Flex [1]	264,000	4,897,200
Insight Enterprises [1]	12,154	1,304,367
Jabil	81,000	5,000,130
Kimball Electronics [1]	193,216	3,862,388
PC Connection	28,854	1,511,661
Sanmina Corporation [1]	157,243	6,355,762
TD SYNNEX	45,542	4,700,390
Vishay Intertechnology	262,461	5,144,236
		36,609,965
IT Services - 0.9%
Computer Task Group [1]	23,500	229,595
IBEX [1]	126,051	2,009,253
		2,238,848
Semiconductors & Semiconductor Equipment - 5.5%
Amkor Technology	205,784	4,469,628
Cohu [1]	111,260	3,293,296
Kulicke & Soffa Industries	107,113	6,000,470
MKS Instruments	3,191	478,650
		14,242,044
Software - 1.0%
Xperi Holding Corporation	158,100	2,738,292
Total		58,605,034

Real Estate – 1.0%
Real Estate Management & Development - 1.0%
Marcus & Millichap	28,025	1,476,357
RMR Group (The) Cl. A	33,612	1,045,333
Total		2,521,690

TOTAL COMMON STOCKS
(Cost $205,732,419)		250,372,348

REPURCHASE AGREEMENT – 3.7%

Fixed Income Clearing Corporation,

0.00% dated 3/31/22, due 4/1/22,

maturity value $9,521,406 (collateralized

by obligations of various U.S. Government

Agencies, 0.125% due 10/15/24, valued at $9,711,942)

(Cost $9,521,406)		9,521,406

TOTAL INVESTMENTS – 100.8%
(Cost $215,253,825)		259,893,754

LIABILITIES LESS CASH AND OTHER ASSETS – (0.8)%		(2,109,689)

NET ASSETS – 100.0%		$257,784,065

ADR - American Depository Receipt

[1]	Non-income producing.

[2]	Securities for which market quotations are not readily available represent 0.4% of net assets for Royce Micro-Cap Portfolio. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[3]	All or a portion of these securities were on loan at March 31, 2022.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

Tax Information:

At March 31, 2022, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	(Depreciation)
Micro-Cap Portfolio	$110,785,116	$35,414,879	$49,947,687	$14,532,808
Small-Cap Portfolio	215,946,304	43,947,450	52,254,174	8,306,724

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the Investment Company Act of 1940 (“1940 Act”), under procedures approved by the Trust’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities and/or foreign securities that were fair valued are noted in the Schedules of Investments.
Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2022. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Micro-Cap Portfolio
Common Stocks	$137,352,600	$3,509,675	$609,743	$141,472,018
Repurchase Agreement	—	4,727,977	—	4,727,977
Small-Cap Portfolio
Common Stocks	250,372,348	—	—	250,372,348
Repurchase Agreement	—	9,521,406	—	9,521,406

Level 3 Reconciliation:

			Realized	Unrealized
	Balance as of 12/31/21	Sales	Gain (Loss)	Gain (Loss)	Balance as of 3/31/22
Micro-Cap Portfolio
Common Stocks	$628,264	$455,700	$(421,996)	$859,175	$609,743

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at March 31, 2022 are overnight and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian at March 31, 2022:

		Securities on Loan
		Collateralized by Non-Cash
	Non-Cash Collateral	Collateral	Net Amount
Micro-Cap Portfolio	$2,166,747	$(2,112,261)	$54,486

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).